Long-Term Employee Related Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Deferred compensation plan, interest cost	$ 6.8	$ 0.7	$ 5.6
Deferred compensation plan for executives and outside directors, established January 1, 2003
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	18.7	21.1
EICP Accrued salaries, wages and employee benefits	1.1	6.3
Funds held in grantor's rabbi trust	20.3	18.1
Deferred compensation plan for executives, prior to January 1, 2003
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent, Excluded from the rabbi trust [Line Items]
Total deferred compensation plan liabilities	41.6	43.1
EICP Accrued salaries, wages and employee benefits	$ 5.5	$ 4.9